Business combination	12 Months Ended
Dec. 31, 2022
Business combination
Business combination

5.    Business combination

(a)   Acquisition of Shopline Corporation Limited (“Shopline”)

Shopline is a company that operates an e-commerce online platform, together with other ancillary services including logistics, payments and marketing, to enable and facilitate merchants to establish their e-commerce operations. Prior to this acquisition, the Company had an equity interest in Shopline and was accounted for using the equity method. On August 22, 2022, the Company announced that it has entered into a share subscription agreement with Shopline and the transaction was completed on September 6, 2022 and is accounted for as a business combination. Under the agreement, the Company subscribed for series B preferred shares of Shopline for an aggregate cash consideration of US$182.9 million. The Company previously held interests in this acquiree before the acquisition and the fair value of the previously held equity interest is considered part of the consideration of this acquisition. After the completion of this acquisition, the Company has an effective shareholding of 70.4% in Shopline, net of potential dilution impact of the employee share option, and Shopline became a subsidiary of the Company.

The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share as of the acquisition date:

As of acquisition date
US$

Cash	182,892
Fair value of previously held equity interest in Shopline	440,692
Elimination of preexisting amounts due from Shopline	76,226
Total consideration	699,810

The amount of the preexisting amounts due from Shopline of US$76,226 was included as part of the consideration, which was effectively eliminated upon the acquisition.

The results of operations since the acquisition dates of the acquiree was not significant to the Group’s consolidated results of operations.

In accordance with ASC 805, the Company’s previously held equity interest in Shopline was re-measured to fair value on the acquisition date, and a re-measurement gain of US$440,692 was recognized as gain on fair value changes of investments.

5.    Business combination (continued)

(a)   Acquisition of Shopline (continued)

The acquisition was accounted for as a business combination. The Group made estimates and judgements in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The consideration was allocated on the acquisition date as follows:

As of acquisition date
US$

Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	210,030
-Accounts receivables	12,840
-Right-of-use assets, net	12,192
-Prepayments and other current assets	27,286
-Property and equipment, net	2,474
Identifiable intangible assets acquired:
-Trademark	144,000
-Software	298
-Domain names	254
Accrued liabilities and other liabilities	(113,928)
Lease liabilities	(12,230)
Deferred revenue	(20,336)
Deferred tax liabilities	(28,800)
Goodwill	708,471
Non-controlling interests	(222,741)
Mezzanine Equity	(20,000)
Total	699,810

The Company estimated the fair value of the acquired trademark using the relief from royalty method. The value is estimated as the present value of the after-tax cost savings at an appropriate discount rate. The Company’s determination of the fair value of the acquired trademark involved the use of estimates and assumptions related to revenue growth rates, royalty rates and discount rates. The estimated useful lives of the trademark is 10 years.

The fair value of the non-controlling interest was calculated after determination of an overall enterprise value for the Company. The Company, through a third-party valuation expert, determined the enterprise value using the Option Pricing Model (“OPM”) Backsolve approach under the market approach.

The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and mainly comprised (a) the assembled work force and (b) the expected future growth, enhancing world-class user experiences and expansion in global markets as a result of the synergy resulting from the acquisition. The goodwill recognized is not expected to be deductible for income tax purpose.

5.    Business combination (continued)

(a)   Acquisition of Shopline (continued)

Pro forma information of the acquisition

The following unaudited pro forma information summarizes the results of operations for the year ended December 31, 2021 and 2022 of the Company as if the acquisition had occurred on January 1, 2021. The unaudited pro forma information includes: (i) amortization associated with estimates for the acquired intangible assets and corresponding deferred tax liability; (ii) removal of the share of loss in JOYY’s previously held interests in Shopline accounted for using equity method; (iii) removal of the remeasurement gain of JOYY’s previously held interests in Shopline; (iv) elimination of transaction between Shopline and the Group; (v) allowance for doubtful accounts related to preexisting amounts due from Shopline, if any, and (vi) the associated tax impact on these unaudited pro forma adjustments. The following pro forma financial information is presented for informational purposes only and is not necessarily indicative of the results that would have occurred had the acquisition been completed on January 1, 2021, nor is it indicative of future operating results.

	For the year ended December 31,
	2021	2022
	US$	US$

Pro forma net revenues	2,697,395	2,493,333
Pro forma net loss	(122,938)	(415,250)

(b)   Other acquisition

During the second quarter 2021, the Company completed the acquisition of additional equity interests of an acquiree which is a global online platform operating on online for comics and novels whose major operations and users are outside of China. The consideration for this acquisition was settled by cash of US$9.6 million and transfer of approximately 19% equity interests in a previously wholly owned subsidiary of the Company which operates a multiuser social networking platform outside of China, to the original shareholders the acquiree. The Company held 25% of equity interests in this acquiree before the acquisition and the fair value of the previously held equity interest is considered part of the consideration of the acquisition. Upon completion of the transaction, the Company’s interest in the acquiree increased from 25% to 81% and started to consolidate the acquiree as a subsidiary with non-controlling interests.

The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share as of the acquisition date:

As of acquisition date
US$

Cash	9,611
Fair value of subsidiary’s common share issued	53,810
Fair value of previously held equity interest in the acquiree	27,716
Total consideration	91,137

5.    Business combination (continued)

(b)   Other acquisition (continued)

The acquisition was accounted for as a business combination. The Group made estimates and judgements in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The consideration was allocated on the acquisition date as follows:

	As of acquisition date	Amortization period
	US$

Net tangible assets acquired:
-Cash and cash equivalents	7,296
-Accounts receivables	1,376
-Other current assets	1,987
-Property and equipment, net	142
Identifiable intangible assets acquired:
-Technology	11,917	6 years
-Trademark	11,839	6 years
-Customer relationships	903	3 years
Accounts payable	(2,268)
Accrued liabilities and other liabilities	(1,579)
Deferred tax liabilities	(4,069)
Goodwill	84,925
Non-controlling interests	(21,332)
Total	91,137

The Company estimated the fair value of acquired technology using the excess earnings method. The value is estimated as the present value of the revenues calculated at an appropriate discount rate. In terms of the fair value of the acquired trademark, the relief from royalty method was used. The value is estimated as the present value of the after-tax cost savings at an appropriate discount rate. The Company’s determination of the fair values of acquired technology and trademark acquired involved the use of estimates and assumptions related to revenue growth rates, royalty rates, discount rates and attrition rates.

The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and mainly comprised the assembled work force and the synergy resulting from the acquisition. The goodwill recognized is not expected to be deductible for income tax purpose.

The fair value of the non-controlling interest was calculated after determination of an overall enterprise value for the Company. The Company, through a third-party valuation expert, determined the enterprise value using income approach.

Pro forma information related to this acquisition has not been included on the basis of relative immateriality to consolidated financial results.